Schedule of Investments (unaudited)	iShares® MSCI United Kingdom Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.4%
Avon Protection PLC	4,218	$61,974
Chemring Group PLC	38,414	170,979
Meggitt PLC(a)	108,341	1,058,159
QinetiQ Group PLC	79,274	365,241
Senior PLC(a)	57,937	92,280
Ultra Electronics Holdings PLC	9,940	405,965
		2,154,598
Air Freight & Logistics — 0.8%
Royal Mail PLC	107,803	422,173
Wincanton PLC, NVS	17,808	85,159
		507,332
Airlines — 0.9%
easyJet PLC(a)	41,884	273,422
JET2 PLC(a)	22,235	327,329
		600,751
Auto Components — 0.2%
TI Fluid Systems PLC(b)	46,715	107,553

Automobiles — 0.1%
Aston Martin Lagonda Global Holdings PLC(a)(b)	9,359	84,673

Banks — 1.7%
Bank of Georgia Group PLC	5,260	106,315
Burford Capital Ltd.	25,720	228,411
Close Brothers Group PLC	20,783	286,795
TBC Bank Group PLC	5,714	106,700
Virgin Money UK PLC	177,601	332,857
		1,061,078
Beverages — 1.4%
AG Barr PLC	13,324	89,651
Britvic PLC	37,275	386,790
C&C Group PLC(a)	53,044	134,112
Fevertree Drinks PLC	14,490	281,168
		891,721
Biotechnology — 1.7%
Abcam PLC(a)	30,255	450,487
Avacta Group PLC(a)(c)	34,554	52,772
Genus PLC	9,085	315,965
Oxford Biomedica PLC(a)	9,432	60,734
Oxford Nanopore Technologies PLC(a)	44,662	181,217
		1,061,175
Building Products — 0.7%
Genuit Group PLC	34,281	199,000
Tyman PLC	27,114	102,557
Volution Group PLC	27,365	140,968
		442,525
Capital Markets — 8.7%
AJ Bell PLC	42,568	153,969
Alpha FX Group PLC	4,244	110,701
Ashmore Group PLC	63,996	199,429
Brewin Dolphin Holdings PLC	37,282	239,903
Bridgepoint Group PLC(b)	91,794	372,687
CMC Markets PLC(b)	17,916	71,566
IG Group Holdings PLC	56,636	510,125
Impax Asset Management Group PLC	11,906	121,719
IntegraFin Holdings PLC	41,890	159,142
Intermediate Capital Group PLC	40,304	800,203
Security	Shares	Value

Capital Markets (continued)
Investec PLC	96,211	$583,736
IP Group PLC	144,230	158,040
Jupiter Fund Management PLC	61,119	137,523
Liontrust Asset Management PLC	8,461	119,054
Man Group PLC/Jersey	187,799	605,837
Ninety One PLC	55,937	159,299
Numis Corp. PLC(c)	8,640	27,059
Polar Capital Holdings PLC(c)	9,248	71,263
Quilter PLC, NVS(b)	186,316	282,834
Rathbones Group PLC	8,260	214,967
Sanne Group PLC(a)	21,011	238,284
TP ICAP Group PLC	106,945	175,055
		5,512,395
Chemicals — 1.2%
Elementis PLC(a)	80,376	119,864
Essentra PLC	40,894	163,878
Synthomer PLC	52,410	217,065
Victrex PLC	12,014	264,755
		765,562
Commercial Services & Supplies — 2.9%
Babcock International Group PLC(a)	34,921	148,523
Biffa PLC(b)	41,455	168,156
HomeServe PLC	42,036	616,036
Johnson Service Group PLC(a)	61,506	90,486
Marlowe PLC, NVS(a)	11,253	129,604
Mitie Group PLC	197,676	140,351
Renewi PLC(a)	11,059	95,458
Restore PLC	16,422	92,136
Serco Group PLC	169,849	377,503
		1,858,253
Communications Equipment — 0.4%
Spirent Communications PLC	85,583	250,637

Construction & Engineering — 0.9%
Balfour Beatty PLC	88,326	289,286
Keller Group PLC	9,990	98,018
Kier Group PLC(a)	61,559	60,893
Morgan Sindall Group PLC	5,766	151,491
		599,688
Construction Materials — 1.2%
Breedon Group PLC	210,083	186,752
Forterra PLC(b)	31,360	108,671
Ibstock PLC(b)	56,585	132,598
Marshalls PLC	29,760	200,739
RHI Magnesita NV	3,571	108,560
		737,320
Consumer Finance — 0.2%
Provident Financial PLC	34,256	109,480

Containers & Packaging — 1.1%
DS Smith PLC	188,975	730,135

Distributors — 1.5%
Inchcape PLC	52,382	479,995
Travis Perkins PLC	29,485	447,778
		927,773
Diversified Financial Services — 0.4%
Plus500 Ltd.	13,647	267,986

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services — 0.5%
Gamma Communications PLC	11,312	$171,590
Helios Towers PLC(a)	101,337	145,189
		316,779
Electrical Equipment — 0.7%
Ceres Power Holdings PLC(a)(c)	17,497	148,347
ITM Power PLC(a)(c)	58,442	217,509
Luceco PLC(b)	9,458	15,564
Volex PLC	16,171	55,899
		437,319
Electronic Equipment, Instruments & Components — 3.0%
Renishaw PLC	5,092	261,014
RS GROUP PLC	64,789	790,649
Smart Metering Systems PLC	17,432	184,502
Spectris PLC	15,223	579,122
Strix Group PLC	27,436	68,107
		1,883,394
Energy Equipment & Services — 0.7%
Hunting PLC	19,367	80,900
John Wood Group PLC(a)	95,569	285,128
Petrofac Ltd.(a)	61,035	108,988
		475,016
Entertainment — 0.3%
Cineworld Group PLC(a)(c)	143,339	46,559
Frontier Developments PLC(a)(c)	3,320	52,488
Team17 Group PLC(a)	15,266	90,412
		189,459
Equity Real Estate Investment Trusts (REITs) — 10.7%
Assura PLC	403,785	365,325
Big Yellow Group PLC	24,330	412,601
BMO Commercial Property Trust Ltd.	104,633	154,935
Capital & Counties Properties PLC	98,373	201,742
Civitas Social Housing PLC	83,697	87,959
Custodian Reit PLC	57,682	72,322
Derwent London PLC	14,033	525,769
Empiric Student Property PLC	83,325	98,593
Great Portland Estates PLC	30,194	249,577
Hammerson PLC	478,568	165,892
Home Reit PLC	77,588	111,652
Impact Healthcare Reit PLC	44,579	66,847
LondonMetric Property PLC	127,439	411,184
LXI REIT PLC	124,222	226,071
Picton Property Income Ltd. (The)	73,066	90,689
Primary Health Properties PLC	176,634	330,021
PRS REIT PLC (The)	74,358	101,194
Regional REIT Ltd.(b)	56,994	60,830
Safestore Holdings PLC	28,902	414,197
Secure Income REIT Plc	38,559	228,365
Shaftesbury PLC	26,537	200,176
Supermarket Income Reit PLC	138,046	224,398
Target Healthcare REIT PLC	85,678	127,163
Tritax Big Box REIT PLC	256,804	658,785
UK Commercial Property REIT Ltd.	107,699	115,997
UNITE Group PLC (The)	46,638	679,622
Urban Logistics REIT PLC	64,903	142,305
Warehouse REIT PLC(c)	55,755	112,325
Workspace Group PLC	19,854	179,113
		6,815,649
Security	Shares	Value

Food Products — 1.8%
Bakkavor Group PLC(b)	24,012	$29,743
Cranswick PLC	7,328	281,321
Greencore Group PLC(a)	72,738	99,906
Hotel Chocolat Group PLC(a)	8,533	35,483
Premier Foods PLC	89,049	132,857
Tate & Lyle PLC, NVS	55,793	549,557
		1,128,867
Health Care Equipment & Supplies — 1.1%
Advanced Medical Solutions Group PLC	29,847	113,310
ConvaTec Group PLC(b)	222,630	606,000
		719,310
Health Care Providers & Services — 1.0%
CVS Group PLC	9,812	221,809
Mediclinic International PLC(a)	56,012	274,434
Spire Healthcare Group PLC(a)(b)	38,786	107,899
		604,142
Health Care Technology — 0.3%
Craneware PLC	3,681	65,402
EMIS Group PLC	7,871	128,897
		194,299
Hotels, Restaurants & Leisure — 4.0%
888 Holdings PLC	52,059	138,022
Carnival PLC(a)	20,690	260,267
Domino’s Pizza Group PLC	55,700	236,111
Greggs PLC	14,189	404,075
Gym Group PLC (The)(a)(b)	21,851	61,075
J D Wetherspoon PLC(a)	13,339	125,752
Marston’s PLC(a)	87,599	60,214
Mitchells & Butlers PLC(a)	35,867	93,741
Patisserie Holdings PLC, NVS(d)	6,053	—
Playtech PLC(a)	32,186	227,047
Rank Group PLC(a)	31,501	43,188
Restaurant Group PLC (The)(a)	102,050	68,406
Saga PLC(a)	13,977	39,321
SSP Group PLC(a)	109,973	377,022
TUI AG(a)(c)	147,016	354,994
Young & Co’s Brewery PLC, Series A	3,036	49,734
		2,538,969
Household Durables — 2.4%
Bellway PLC	17,046	501,210
Countryside Partnerships PLC(a)(b)	68,001	237,699
Crest Nicholson Holdings PLC	35,490	116,574
Redrow PLC	41,353	277,189
Victoria PLC(a)	8,507	55,189
Vistry Group PLC	30,420	347,118
		1,534,979
Household Products — 0.1%
PZ Cussons PLC	32,573	83,191

Independent Power and Renewable Electricity Producers — 0.8%
ContourGlobal PLC(b)	27,191	86,622
Drax Group PLC	46,519	394,670
		481,292
Insurance — 3.3%
Beazley PLC	83,839	513,678
Direct Line Insurance Group PLC	183,821	596,074
Hiscox Ltd.	47,599	554,450
Just Group PLC	143,461	147,377

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Lancashire Holdings Ltd.	33,707	$168,476
Sabre Insurance Group PLC(b)	34,534	91,384
		2,071,439
Interactive Media & Services — 1.4%
Rightmove PLC	117,457	889,427

Internet & Direct Marketing Retail — 2.1%
AO World PLC(a)(c)	41,230	40,940
ASOS PLC(a)	9,664	189,710
Auction Technology Group PLC(a)	12,486	160,488
boohoo Group PLC(a)	140,092	151,106
Moneysupermarket.com Group PLC	72,746	171,034
Moonpig Group PLC(a)	30,718	100,123
On the Beach Group PLC(a)(b)	22,837	58,329
THG PLC(a)	101,203	186,889
Trainline PLC(a)(b)	65,602	263,454
		1,322,073
Internet Software & Services — 0.3%
Deliveroo PLC(a)(b)	121,245	143,838
Trustpilot Group PLC(a)(b)	31,449	38,153
		181,991
IT Services — 2.7%
Bytes Technology Group PLC	29,773	175,525
Capita PLC(a)	225,015	68,855
Computacenter PLC	11,037	353,001
Finablr PLC(a)(b)(d)	61,710	1
Kainos Group PLC	11,325	179,942
Keywords Studios PLC	10,015	295,920
NCC Group PLC	41,652	113,096
Network International Holdings PLC(a)(b)	70,916	193,914
Softcat PLC	17,896	322,484
		1,702,738
Leisure Products — 0.7%
Games Workshop Group PLC	4,536	420,203

Life Sciences Tools & Services — 0.1%
Ergomed PLC(a)	5,518	76,656

Machinery — 3.7%
Bodycote PLC	26,447	216,307
IMI PLC	36,196	643,756
Judges Scientific PLC	763	77,047
Morgan Advanced Materials PLC	39,420	159,092
Rotork PLC	119,780	421,555
Vesuvius PLC	29,279	130,118
Weir Group PLC (The)	36,023	722,019
		2,369,894
Marine — 0.2%
Clarkson PLC	3,790	148,538

Media — 3.1%
Ascential PLC(a)	60,674	238,430
Euromoney Institutional Investor PLC	15,097	206,033
Future PLC	15,984	398,781
ITV PLC	497,067	440,572
Next Fifteen Communications Group PLC, NVS	11,651	160,027
Reach PLC	39,518	61,178
S4 Capital PLC(a)	38,223	136,708
Tremor International Ltd.(a)	13,385	82,061
Security	Shares	Value

Media (continued)
YouGov PLC	14,615	$253,225
		1,977,015
Metals & Mining — 1.4%
Atalaya Mining PLC	15,102	73,456
Centamin PLC	159,749	162,192
Central Asia Metals PLC	24,316	79,053
Ferrexpo PLC	40,655	89,819
Greatland Gold PLC(a)	548,408	76,001
Hill & Smith Holdings PLC	11,042	194,364
Hochschild Mining PLC	44,791	62,119
Pan African Resources PLC	277,625	70,667
SolGold PLC(a)(c)	158,431	63,485
		871,156
Multi-Utilities — 1.6%
Centrica PLC(a)	809,593	807,776
Telecom Plus PLC	8,731	184,985
		992,761
Multiline Retail — 1.8%
B&M European Value Retail SA	131,391	644,900
Marks & Spencer Group PLC(a)	270,576	509,484
		1,154,384
Oil, Gas & Consumable Fuels — 2.3%
Capricorn Energy PLC(a)(c)	44,778	111,266
Diversified Energy Co. PLC	117,409	182,271
Energean PLC(a)	17,173	289,490
EnQuest PLC(a)	201,473	75,782
Genel Energy PLC	21,128	42,171
Gulf Keystone Petroleum Ltd.	30,383	106,243
Harbour Energy PLC	64,495	310,450
Pantheon Resources PLC(a)(c)	95,906	121,215
Serica Energy PLC	28,632	93,876
Tullow Oil PLC(a)	153,873	105,226
		1,437,990
Pharmaceuticals — 1.9%
Alliance Pharma PLC	70,683	100,248
Dechra Pharmaceuticals PLC	14,970	686,187
Indivior PLC(a)	96,238	401,395
		1,187,830
Professional Services — 1.7%
Hays PLC	228,848	353,453
JTC PLC(b)	18,694	175,134
Pagegroup PLC	45,394	262,180
RWS Holdings PLC	43,036	214,704
SThree PLC	17,027	83,303
		1,088,774
Real Estate Management & Development — 2.3%
CLS Holdings PLC	25,292	73,125
Grainger PLC	102,402	398,723
Helical PLC	14,622	78,860
IWG PLC(a)	105,387	333,457
Savills PLC	19,922	276,897
Sirius Real Estate Ltd.	161,919	236,271
Watkin Jones PLC	31,847	93,103
		1,490,436
Road & Rail — 1.0%
Firstgroup PLC(a)	103,608	178,710
Go-Ahead Group PLC (The)(a)	5,908	75,787
National Express Group PLC(a)	71,172	238,194

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Redde Northgate PLC	31,628	$150,205
		642,896
Semiconductors & Semiconductor Equipment — 0.1%
Alphawave IP Group PLC(a)(c)	36,475	80,985

Software — 2.6%
Argo Blockchain PLC(a)	62,363	40,824
Avast PLC(b)	93,363	571,410
Darktrace PLC(a)	28,986	133,975
FD Technologies PLC(a)	3,290	93,486
GB Group PLC	33,047	231,598
Ideagen PLC	36,513	160,115
Kape Technologies PLC(a)	21,101	90,404
Learning Technologies Group PLC	81,571	136,193
Micro Focus International PLC	47,029	221,389
		1,679,394
Specialty Retail — 2.3%
Currys PLC	150,242	158,361
Dunelm Group PLC	15,421	170,803
Frasers Group PLC(a)	24,639	214,532
Halfords Group PLC	30,242	85,491
Pets at Home Group PLC	69,069	301,709
Vivo Energy PLC(b)	61,254	107,906
WH Smith PLC(a)	17,923	360,165
Wickes Group PLC	35,052	89,045
		1,488,012
Textiles, Apparel & Luxury Goods — 0.6%
Coats Group PLC	200,654	175,811
Dr. Martens PLC	81,651	222,362
		398,173
Thrifts & Mortgage Finance — 1.0%
OSB Group PLC	61,972	405,407
Paragon Banking Group PLC	34,644	214,706
		620,113
Trading Companies & Distributors — 2.8%
Diploma PLC	17,267	565,625
Grafton Group PLC	31,708	374,467
Howden Joinery Group PLC	82,147	706,536
SIG PLC(a)	95,080	42,678
Security	Shares	Value

Trading Companies & Distributors (continued)
Yellow Cake PLC(a)(b)	23,845	$112,448
		1,801,754
Transportation Infrastructure — 0.1%
John Menzies PLC(a)	9,930	74,827

Water Utilities — 0.7%
Penno Group PLC	36,968	466,212

Wireless Telecommunication Services — 0.4%
Airtel Africa PLC(b)	129,785	251,689

Total Common Stocks — 99.0%
(Cost: $79,272,018)		62,960,660

Short-Term Securities

Money Market Funds — 1.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(e)(f)(g)	1,104,192	1,104,192
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(e)(f)	30,000	30,000
		1,134,192
Total Short-Term Securities — 1.8%
(Cost: $1,133,772)		1,134,192

Total Investments in Securities — 100.8%
(Cost: $80,405,790)		64,094,852

Liabilities in Excess of Other Assets — (0.8)%		(498,796)

Net Assets — 100.0%		$63,596,056

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,279,475	$—	$(1,174,326	)(a)	$(826)	$(131)	$1,104,192	1,104,192	$49,240	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	—	(20,000	)(a)	—	—	30,000	30,000	21		—
					$(826)	$(131)	$1,134,192		$49,261		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE 250 Index	10	06/17/22	$512	$(5,016)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI United Kingdom Small-Cap ETF
May 31, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$10,465,328	$52,495,331	$1	$62,960,660
Money Market Funds	1,134,192	—	—	1,134,192
	$11,599,520	$52,495,331	$1	$64,094,852
Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(5,016)	$—	$(5,016)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust